UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small-Mid Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS May 31, 2018 Unaudited

	Shares	Value
Common Stocks—93.4%
Consumer Discretionary—12.7%
Automobiles—0.4%
Ferrari NV	354,575	$46,656,119
Distributors—0.3%
Paltac Corp.	490,800	28,924,339
Hotels, Restaurants & Leisure—1.7%
BK Brasil Operacao e Assessoria a Restaurantes SA1	9,427,100	41,754,954
OPAP SA	3,253,259	35,013,332
SSP Group plc	12,309,989	105,553,309
		182,321,595
Household Durables—1.4%
Cairn Homes plc[1]	22,981,530	48,202,123
De’ Longhi SpA[1]	1,895,149	54,070,756
SEB SA	269,330	48,592,687
		150,865,566
Internet & Catalog Retail—5.3%
ASKUL Corp.	2,452,841	71,575,829
ASOS plc[1]	650,426	57,272,399
boohoo.com plc[1]	24,735,380	67,052,663
Ocado Group plc[1,2]	19,895,990	237,547,156
Rakuten, Inc.	5,271,000	35,324,488
Start Today Co. Ltd.	1,358,174	47,000,122
Zalando SE1,3	1,264,717	67,399,535
		583,172,192
Leisure Products—0.5%
Yamaha Corp.	1,094,800	57,017,859
Media—0.2%
LIFULL Co. Ltd.	3,448,100	24,529,942
Multiline Retail—1.0%
B&M European Value Retail SA	14,637,790	78,289,441
Seria Co. Ltd.	753,700	36,252,570
		114,542,011
Specialty Retail—0.8%
Tesco plc	26,716,228	87,276,336
Textiles, Apparel & Luxury Goods—1.1%
Asics Corp.	2,660,400	44,153,521
Salvatore Ferragamo SpA	2,593,941	74,838,091
		118,991,612
Consumer Staples—7.3%
Beverages—3.2%
Britvic plc	8,159,189	87,805,264

	Shares	Value
Beverages (Continued)
Carlsberg AS, Cl. B	668,167	$74,334,594
Davide Campari-Milano SpA	12,097,470	90,293,700
Treasury Wine Estates Ltd.	8,328,907	104,105,642
		356,539,200
Food Products—2.9%
Ariake Japan Co. Ltd.	1,454,700	125,855,322
Aryzta AG1	2,262,454	33,658,108
Ezaki Glico Co. Ltd.	1,014,200	52,555,561
Morinaga & Co. Ltd.	2,082,500	102,837,635
		314,906,626
Household Products—1.2%
Kose Corp.	406,200	88,043,960
Rohto Pharmaceutical Co. Ltd.	1,515,333	48,518,892
		136,562,852
Financials—8.1%
Capital Markets—0.9%
3i Group plc	7,232,128	91,653,029
Commercial Banks—2.0%
Bank of Ireland Group plc	10,996,119	91,019,364
Bankinter SA	5,494,677	53,214,292
Metro Bank plc[1]	1,785,180	78,751,781
		222,985,437
Consumer Finance—0.6%
Shriram Transport Finance Co. Ltd.	3,074,062	66,100,610
Insurance—3.5%
Baloise Holding AG	669,065	97,963,595
Grupo Catalana Occidente SA	2,359,741	104,176,850
Helvetia Holding AG	122,966	69,520,844
NN Group NV	1,406,380	60,336,386
St James’s Place plc	3,361,230	53,276,676
		385,274,351
Real Estate Investment Trusts (REITs)—0.6%
Hibernia REIT plc[2]	38,486,294	66,678,469
Real Estate Management & Development—0.5%
DLF Ltd.	8,683,954	26,885,121
Oberoi Realty Ltd.	4,151,083	31,117,022
		58,002,143

1      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care—23.4%
Biotechnology—5.7%
Abcam plc	6,636,210	$107,038,468
Amarin Corp. plc, ADR[1]	7,834,530	25,932,294
Argenx SE1	522,655	50,127,279
Ascendis Pharma AS, ADR[1]	424,570	30,577,532
BeiGene Ltd., ADR[1]	271,179	54,268,342
FibroGen, Inc.[1]	351,750	18,959,325
Galapagos NV1	491,865	49,829,043
Genmab AS1	218,000	32,844,402
Hansa Medical AB1	369,363	9,666,951
Ironwood Pharmaceuticals, Inc., Cl. A1	2,848,230	52,920,113
Madrigal Pharmaceuticals, Inc.[1]	133,800	35,538,618
Neurocrine Biosciences, Inc.[1]	498,200	47,956,732
Ovid therapeutics, Inc.[1]	421,080	3,322,321
Radius Health, Inc.[1]	825,980	23,540,430
Repligen Corp.[1]	1,210,410	52,870,709
Spark Therapeutics, Inc.[1]	422,930	33,745,585
		629,138,144
Health Care Equipment & Supplies—7.0%
Ambu AS, Cl. B	3,165,265	95,302,464
BioMerieux	866,120	76,734,252
Carl Zeiss Meditec AG	2,379,131	164,400,426
DBV Technologies SA1	754,989	34,038,273
DexCom, Inc.[1]	1,100,130	96,800,439
Elekta AB, Cl. B	8,083,002	98,549,044
Mazor Robotics Ltd., Sponsored ADR[1]	734,150	43,703,950
Ossur HF2	22,966,074	102,035,659
STRATEC Biomedical AG2	751,899	58,758,617
		770,323,124
Health Care Providers & Services—0.9%
ConvaTec Group plc[3]	18,908,614	58,136,355

	Shares	Value
Health Care Providers & Services (Continued)
Notre Dame Intermedica Participacoes SA1	5,956,205	$34,386,866
		92,523,221
Life Sciences Tools & Services—4.3%
Bio-Techne Corp.	150,660	22,647,211
Bruker Corp.	1,632,990	49,430,607
Genfit[1]	449,840	12,740,314
Lonza Group AG1	555,050	148,973,693
MorphoSys AG1	551,095	57,429,142
QIAGEN NV1	1,080,270	39,224,604
Tecan Group AG2	611,533	144,895,419
		475,340,990
Pharmaceuticals—5.5%
H. Lundbeck AS	2,202,524	155,437,391
Ipsen SA	515,990	82,430,504
Kyowa Hakko Kirin Co. Ltd.	1,816,200	36,941,397
Medicines Co. (The)[1]	694,030	23,499,856
Nippon Shinyaku Co. Ltd.	1,436,700	102,630,909
Santen Pharmaceutical Co. Ltd.	2,194,600	38,016,770
Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,197,210	90,240,015
UCB SA	982,356	77,353,921
		606,550,763
Industrials—17.2%
Aerospace & Defense—1.0%
CAE, Inc.	5,459,449	114,991,171
Air Freight & Couriers—1.4%
Panalpina Welttransport Holding AG	646,852	80,079,576
SG Holdings Co. Ltd.	3,126,700	70,622,821
		150,702,397
Building Products—3.3%
Belimo Holding AG	15,797	66,357,615
LIXIL Group Corp.	7,853,600	173,168,273
TOTO Ltd.	2,315,400	120,495,119
		360,021,007
Commercial Services & Supplies—0.3%
Loomis AB, Cl. B	982,180	37,558,066

2      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Shares	Value
Construction & Engineering—0.8%
Balfour Beatty plc	20,326,312	$82,595,991
Electrical Equipment—0.4%
Fuji Electric Co. Ltd.	6,313,000	44,812,530
Machinery—6.2%
Burckhardt Compression Holding AG	130,606	48,877,729
Gardner Denver Holdings, Inc.[1]	2,711,650	89,131,936
Harmonic Drive Systems, Inc.	599,900	28,409,391
IMI plc	7,105,200	109,604,231
Konecranes OYJ, Cl. A	1,961,349	81,845,714
Metso OYJ	2,885,850	99,939,271
Nabtesco Corp.	1,249,500	40,641,278
Spirax-Sarco Engineering plc	632,439	51,968,870
Trelleborg AB, Cl. B	2,360,931	51,721,788
Wartsila OYJ Abp	3,964,108	83,639,683
		685,779,891
Marine—0.2%
Hapag-Lloyd AG1,3	536,706	22,661,498
Road & Rail—0.7%
Rumo SA1	19,628,700	72,574,499
Trading Companies & Distributors—2.6%
Brenntag AG	869,047	50,156,760
Bunzl plc	1,315,622	40,055,121
Howden Joinery Group plc	10,242,880	68,250,581
IMCD NV	800,121	49,697,560
MonotaRO Co. Ltd.	1,925,700	77,238,713
		285,398,735
Transportation Infrastructure—0.3%
Flughafen Zurich AG	139,646	29,362,694
Information Technology—20.4%
Electronic Equipment, Instruments, &
Components—5.3%
Azbil Corp.	2,318,700	113,155,485
Cognex Corp.	867,340	39,646,112
Electrocomponents plc	2,321,291	21,722,478
Jenoptik AG	2,311,800	95,594,382
LivaNova plc[1]	1,264,640	118,939,392
Renishaw plc	532,870	38,042,589
Topcon Corp.	3,298,800	56,959,452

	Shares	Value
Electronic Equipment, Instruments, & Components (Continued)
Yaskawa Electric Corp.	898,000	$36,065,519
Yokogawa Electric Corp.	3,772,600	68,591,011
		588,716,420
Internet Software & Services—2.4%
Auto Trader Group plc[3]	5,672,500	26,592,441
Infomart Corp.	3,149,900	32,291,607
Istyle, Inc.[2]	4,590,200	50,459,994
Moneysupermarket.com Group plc	10,610,382	44,705,120
XING SE2	333,071	104,855,439
		258,904,601
IT Services—3.2%
Fujitsu Ltd.	8,767,000	53,499,655
Obic Co. Ltd.	1,787,300	154,120,576
SCSK Corp.	1,023,408	46,901,316
Tech Mahindra Ltd.	4,363,591	45,996,549
Wirecard AG	351,735	54,389,408
		354,907,504
Semiconductors & Semiconductor
Equipment—3.2%
AIXTRON SE1	3,565,837	53,498,663
Cree, Inc.[1]	1,785,920	83,259,591
Disco Corp.	125,000	23,456,984
Mellanox Technologies Ltd.[1]	1,112,080	94,971,632
Rohm Co. Ltd.	1,033,100	95,052,679
		350,239,549
Software—6.3%
BlackBerry Ltd.[1]	6,088,252	72,076,715
CyberArk Software Ltd.[1]	601,921	36,626,893
Descartes Systems Group, Inc. (The)[1]	1,730,953	51,650,911
Mphasis Ltd.	2,811,074	45,782,941
Nemetschek SE	736,987	89,549,140
Nice Ltd., Sponsored ADR[1]	2,508,896	265,315,752
OBIC Business Consultants Co. Ltd.	1,081,200	80,577,424
SimCorp AS	669,615	54,288,405
		695,868,181
Materials—3.9%
Chemicals—3.4%
Elementis PLC	13,483,290	52,838,246

3      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Chemicals (Continued)
Koninklijke DSM NV	1,007,545	$100,083,891
LANXESS AG	1,296,459	102,667,177
Sika AG	4,969	39,561,130
Symrise AG	940,255	76,402,933
		371,553,377
Containers & Packaging—0.5%
Huhtamaki OYJ	1,488,353	60,802,298
Telecommunication Services—0.4%
Diversified Telecommunication Services—0.4%
VZ Holding AG	148,682	44,663,758
Total Common Stocks (Cost $7,094,940,633)		10,278,990,697
Preferred Stock—0.3%
Sartorius AG, Preference (Cost $3,277,404)	244,992	35,894,230

	Units	Value
Rights, Warrants and Certificates—0.0%
Sika Ltd. Rts., Strike Price 1CHF, Exp. 6/5/18[1] (Cost $0)	29,814	$—

	Shares
Investment Company—6.0%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.71%[2,4] (Cost $656,559,838)	656,559,838	656,559,838
Total Investments, at Value (Cost $7,754,777,875)	99.7%	10,971,444,765
Net Other Assets (Liabilities)	0.3	28,876,736
Net Assets	100.0%	$11,000,321,501

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2017		Gross Additions	Gross Reductions	Shares May 31, 2018
Cramo OYJ	2,164,550		228,149	2,392,699	—
Hibernia REIT plc	38,486,294		—	—	38,486,294
Istyle, Inc.	5,267,100		—	676,900	4,590,200
Ocado Group plc[a]	31,732,400		—	11,836,410	19,895,990
Oppenheimer Institutional Government Money Market Fund, Cl. E	826,950,070		1,436,399,038	1,606,789,270	656,559,838
Ossur HF	21,836,901		1,129,173	—	22,966,074
Qliro Group AB	7,836,819		—	7,836,819	—
STRATEC Biomedical AG	684,124		67,775	—	751,899
Tecan Group AG	448,416		163,117	—	611,533
Wilson Therapeutics AB	—		1,637,318	1,637,318	—
XING SE	380,318		—	47,247	333,071

	Value		Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Cramo OYJ	$—		$1,493,684	$581,405	$(16,063,443)
Hibernia REIT plc	66,678,469		408,972	—	1,250,965
Istyle, Inc.	50,459,994		(1,248)	5,005,826	25,296,872
Ocado Group plc[a]	—	[b]	—	59,170,434	176,118,606

4      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$656,559,838	$8,703,868	$—	$—
Ossur HF	102,035,659	385,119	—	(8,554,366)
Qliro Group AB	—	—	(17,995,546)	11,081,127
STRATEC Biomedical AG	58,758,617	516,960	—	11,038,561
Tecan Group AG	144,895,419	819,580	—	21,242,146
Wilson Therapeutics AB	—	—	26,250,021	—
XING SE	104,855,439	485,801	5,466,068	(2,856,366)
Total	$1,184,243,435	$12,812,736	$78,478,208	$218,554,102

a. No longer an affiliate at period end.

b. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $174,789,829 or 1.59% of the Fund’s net assets at period end.

4. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
Japan	$2,306,698,945	21.0%
United Kingdom	1,567,739,104	14.3
United States	1,487,993,417	13.6
Germany	1,033,657,351	9.4
Switzerland	803,914,160	7.3
Israel	530,858,241	4.8
Denmark	442,784,787	4.0
Finland	326,226,967	3.0
Italy	265,858,666	2.4
Netherlands	260,245,116	2.4
France	254,536,030	2.3
Canada	238,718,797	2.2
Ireland	231,832,251	2.1
India	215,882,244	2.0
Sweden	197,495,850	1.8
Spain	157,391,141	1.4
Brazil	148,716,319	1.4
Belgium	127,182,964	1.2
Australia	104,105,642	1.0
Iceland	102,035,659	0.9
Luxembourg	78,289,441	0.7
China	54,268,341	0.5
Greece	35,013,332	0.3
Total	$10,971,444,765	100.0%

5      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2018 Unaudited

1. Organization

Oppenheimer International Small-Mid Company Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

6      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

7      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$1,394,297,571	$—	$1,394,297,571
Consumer Staples	—	808,008,678	—	808,008,678
Financials	—	890,694,039	—	890,694,039
Health Care	745,178,683	1,828,697,559	—	2,573,876,242
Industrials	204,123,107	1,682,335,372	—	1,886,458,479
Information Technology	762,486,998	1,486,149,257	—	2,248,636,255
Materials	—	432,355,675	—	432,355,675
Telecommunication Services	—	44,663,758	—	44,663,758
Preferred Stock	—	35,894,230	—	35,894,230
Rights, Warrants and Certificates	—	—	—	—
Investment Company	656,559,838	—	—	656,559,838

Total Assets	$2,368,348,626	$8,603,096,139	$—	$10,971,444,765

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could

8      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

4. Investments and Risks (Continued)

adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

9      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

10      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small-Mid Company Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/20/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	7/20/2018